SECURITIES AVAILABLE FOR SALE (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Amortized Cost
Due in one year or less	$ 39,983
Due after one year through five years	10,466,972
Due after five years through ten years	79,460,009
Due after ten years	58,076,732
Securities due at a single maturity date	148,043,696
Total	245,662,380	238,163,241
Fair Value
Due in one year or less	41,053
Due after one year through five years	10,388,114
Due after five years through ten years	79,364,278
Due after ten years	60,073,944
Securities due at a single maturity date	149,867,389
Fair Value	246,860,871	230,396,296
Proceeds from sales of securities	73,984,876	38,088,640	59,050,719
Gross gains realized on sales of securities	1,366,284	967,454	1,834,839
Gross losses realized on sales of securities	400,299	0	0
Tax provision related to realized gains	328,934	328,934	623,845
Carrying value of securities pledged	231,513,000	212,724,000
Trading assets excluded from securities available for sale	5,370,177
Mortgage-backed - residential
Amortized Cost
Total	97,348,684	72,919,750
Fair Value
Fair Value	96,697,893	70,637,787
Equity
Amortized Cost
Total	270,000	270,000
Fair Value
Fair Value	$ 295,589	$ 288,936